Leases - Summary of Development In Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Beginning of period	€ 109,191
Accretion of interest	3,581	€ 3,842	€ 3,396
End of period	€ 98,793	€ 109,191